Fair Value Measurements - Summary of Investments Measured at Fair Value Based on NAV (Detail) - EBP 004 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 859,315,926	$ 794,598,084
Common Collective Trust [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	535,655,589	484,397,617
Common Collective Trust [Member] | Putnam Stable Value Fund [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		56,346,493	63,370,888
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Geneva Small Cap Growth Collective Fund C [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 16,954,975	$ 15,929,183
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Harbor Capital Appreciation CIT 4 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 1	$ 81,011,629
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Harbor Capital Appreciation CIT R [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 95,125,412
Unfunded Commitments
Redemption Frequency		Daily
Redemption Notice Period		30 days
Common Collective Trust [Member] | Vanguard Target Retire 2020 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 15,478,517	$ 17,049,908
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2025 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 47,214,981	$ 47,711,672
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2030 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 72,060,031	$ 65,821,686
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2035 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 56,507,539	$ 48,468,735
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2040 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 40,972,532	$ 36,110,343
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2045 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 37,642,663	$ 30,631,440
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2050 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 38,038,323	$ 31,251,825
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2055 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 32,578,400	$ 26,982,429
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2060 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 16,052,693	$ 12,286,592
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retire 2065 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 5,528,499	$ 3,248,430
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Target Retirement Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 4,268,076	$ 4,271,885
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days
Common Collective Trust [Member] | Vanguard Instl Target Retire 2070 Trust II [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 886,454	$ 250,972
Unfunded Commitments
Redemption Frequency		Daily	Daily
Redemption Notice Period		30 days	30 days

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.